EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of cost of sales
Costs of sales in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Cost of inventories recognized as expenses	(31,972)	(25,645)	(21,404)
Royalty fees	(5,793)	(4,907)	(2,145)
Sales milestone	(5,000)	—	—
Obsolete inventory impairments	(2,735)	(4,847)	(1,663)
Total	(45,500)	(35,399)	(25,212)

Disclosure of other operating costs
Other operating costs in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(127,359)	(104,186)	(92,524)
Amortization costs intangible assets	(6,541)	(6,273)	(5,853)
Impairment losses intangible assets	—	—	(253)
Depreciation Property, plant and equipment and right of use assets	(4,184)	(4,769)	(5,157)
Impairment losses property, plant and equipment and right of use assets	(491)	(5,027)	(4,663)
Direct Operating Expenses	(143,199)	(123,080)	(114,832)
Other indirect costs	(29,546)	(29,264)	(25,558)
Total other operating costs	(311,320)	(272,599)	(248,840)
As percentage of net sales	(83)%	(92)%	(101)%

Disclosure of research and development expense
Research and development costs in 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(34,853)	(29,869)	(26,830)
Amortization costs intangible assets	(256)	(232)	(218)
Impairment losses intangible assets	—	—	(253)
Depreciation Property, plant and equipment and right of use assets	(1,260)	(1,449)	(1,636)
Direct Operating Expenses	(59,381)	(47,232)	(36,226)
Other indirect research and development costs	(4,617)	(4,365)	(3,751)
Total research and development costs	(100,367)	(83,147)	(68,914)
As percentage of net sales	(27)%	(28)%	(28)%

Disclosure of general and administrative costs
General and administrative costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(36,218)	(25,526)	(21,216)
Amortization costs intangible assets	(634)	(617)	(650)
Depreciation property, plant and equipment and right of use assets	(2,447)	(2,926)	(3,118)
Impairment losses property, plant and equipment and right of use assets	(491)	(5,027)	(4,663)
Direct Operating Expenses	(21,893)	(18,790)	(11,240)
Other indirect general and administrative costs	(18,274)	(17,764)	(14,990)
Total general and administrative costs	(79,958)	(70,650)	(55,877)
As percentage of net sales	(21)%	(24)%	(23)%

Disclosure of marketing and sales costs
Marketing and sales costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Employee costs	(56,288)	(48,791)	(44,478)
Amortization costs intangible assets	(5,651)	(5,424)	(4,985)
Depreciation property, plant and equipment and right of use assets	(477)	(394)	(403)
Direct Operating Expenses	(61,925)	(57,058)	(67,366)
Other indirect marketing and sales costs	(6,655)	(7,135)	(6,817)
Total marketing and sales costs	(130,995)	(118,802)	(124,049)
As percentage of net sales	(35)%	(40)%	(51)%

Disclosure of employee benefits
Employee benefit costs for 2025, 2024 and 2023 were as follows:

Amounts in $ ‘000	2025	2024	2023
Salaries	(98,526)	(80,026)	(71,690)
Social security costs	(10,484)	(9,278)	(8,604)
Pension costs	(4,582)	(3,629)	(2,980)
Share-based compensation	(13,767)	(11,253)	(9,251)
Total	(127,359)	(104,186)	(92,525)

Disclosure of depreciation and amortization
Depreciation and amortization charges are included in:

Amounts in $ ‘000	2025	2024	2023
Property, plant and equipment	(1,210)	(1,395)	(1,494)
Intangible assets	(6,541)	(6,273)	(5,852)
Total	(7,751)	(7,668)	(7,346)

Right of use assets	(3,464)	(3,374)	(3,664)
Total	(3,464)	(3,374)	(3,664)